Share Capital	6 Months Ended
Jun. 30, 2022
Share Capital
Share Capital
15.	Share Capital
(a)	Authorized

The Company has authorized share capital of an unlimited amount of common shares with no par value.

(b)	Shares issued and outstanding

Cost:	Number of shares	Capital
Balance, December 31, 2020	13,129,212	$1,636
Shares issued to founders	5,626,806	1
Seed subscription	468,900	250,000
Private Placement	2,126,400	4,804,058
Settlement of Bridge Loan	880,000	2,200,000
Balance, December 31, 2021	22,231,318	$7,255,695
Issuance of shares in Holigen acquisition (note 4)	1,900,000	16,131,000
Issuance of shares to ASDT	869,963	2,174,908
Issuance of shares from private placement	162,000	278,481
Issuance of shares from IPO	4,000,000	14,654,593
Issuance of shares upon conversion of note	1,645,745	6,559,000
Loss of control of Bophelo Bio	—	(156)
Balance, June 30, 2022	30,809,026	$47,053,521

Shares issued and outstanding are as follows:

(i)	The 13,129,212 shares issued to Halo in exchange for the Cannahealth acquisition have been deemed to be issued and outstanding as of the earliest reporting date, December 31, 2020.
(ii)	On July 16, 2021, the Company issued 5,626,806 common shares in the Company’s capital to its founders.
(iii)	On July 26, 2021, the Company completed a seed capital offering issuing 468,900 common shares in the Company’s capital at approximately $0.53 per share.
(iv)	On November 12, 2021, the Company issued 13,129,212 shares to the former shareholders of Cannahealth Limited to facilitate the acquisition of the entity, at a value of $0.01 per share.
(v)	On November 12, 2021, the Company completed a private placement, receiving gross consideration of $5,312,136 upon the issuance of 2,126,400 common shares of the Company at a price of $2.50 per share. The Company paid $508,078 in advisory fees and commissions associated with the offering.
(vi)	On November 10, 2021, the Company issued 880,000 common shares at a value of $2.50 per common share to settle bridge loans payable of $2,200,000 (Note 10).
(vii)	On March 14, 2022, the Company issued 869,963 common shares to the Akanda Bokamoso Empowerment Trust at a deemed value of $2.50 per common share, the per share value of the concurrent private placement (see (viii)). The Company recorded an expense of $2,174,908 within general and administrative expenditures reflecting the cost of the shares issued at nil proceeds. The share based payment to the Akanda Bokamoso Empowerment Trust is a social development initiative of the Company and its beneficiaries are the employees of subsidiaries within the group.
(viii)	On March 14, 2022, the Company completed a private placement, issuing 162,000 common shares upon gross receipts of $405,000 net of issuance costs of $126,519.
(ix)	On March 15, 2022, the Company issued 1,645,745 common shares to Halo Collective, Inc. (“Halo”) at a price of $4 each to settle the principal amount of $6,559,294 plus accrued interest $23,686 owing to Halo in terms of a convertible debenture agreement, which totaled $6,582,980 at the time of conversion. The conversion of the debt owing was triggered by the Initial Public Offering in terms of the convertible debenture agreement.
(x)	On March 15, 2022, the Company issued 4,000,000 common shares to IPO investors in exchange for gross proceeds of $16,000,000 and net proceeds of $14,682,089 after deducting underwriter commissions and allowable expenses.
(xi)	On April 29, 2022, the Company issued 1,900,000 common shares at a fair value of $8.49 per share as part of the consideration in the acquisition of Holigen (Note 4).
(c)	Earnings per share

The weighted average number of common shares outstanding for basic and diluted earnings per share for the six months ended June 30, 2022 was 26,835,444 (2021 – 13,129,212). The Company did not have any potential dilution during the six months ended June 30, 2022 or 2021.

(d)	Restricted stock units

In order to incentivize senior executive management and key staff, the Company makes use of equity incentives awarded pursuant to the Employee Share Ownership Plan (“ESOP”). In terms of the ESOP, the Company may award up to 20% of the Company’s issued share capital (at any point in time) in qualifying ESOP incentives.

On April 22, 2022, the Company granted 2,480,532 restricted stock units (“RSUs”) to directors, officers, and employees of the Company, of which service cost of $576,340 was included in general and administrative expenses during the six months ended June 30, 2022 (2021 - $0).